SUBORDINATED LIABILITIES	12 Months Ended
Dec. 31, 2021
Disclosure of subordinated liabilities [Abstract]
SUBORDINATED LIABILITIES
NOTE 37: SUBORDINATED LIABILITIES
The movement in subordinated liabilities during the year was as follows:

	Preference shares	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities
					Total
	£m	£m	£m	£m	£m
At 1 January 2020	902	3,225	517	12,486	17,130
Issued during the year:
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	—	—	—	275	275
2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)	—	—	—	735	735
	—	—	—	1,010	1,010
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	—	(119)	—	—	(119)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	—	(515)	—	—	(515)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	—	(111)	—	—	(111)
6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)	—	(580)	—	—	(580)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	—	(284)	—	—	(284)
6.5% Dated Subordinated Notes 2020 (€1,500 million)	—	—	—	(1,464)	(1,464)
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	—	—	—	(284)	(284)
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	—	—	—	(370)	(370)
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	—	—	—	(674)	(674)
Subordinated Floating Rate Notes 2020 (€100 million)	—	—	—	(90)	(90)
9.625% Subordinated Bonds 2023 (£300 million)	—	—	—	(239)	(239)
7.375% Dated Subordinated Notes 2020	—	—	—	(4)	(4)
	—	(1,609)	—	(3,125)	(4,734)
Foreign exchange movements	(22)	(59)	15	84	18
Other movements (cash and non-cash)	82	186	(23)	592	837
At 31 December 2020	962	1,743	509	11,047	14,261
Issued during the year:
1.985% Fixed Rate Reset Dated Subordinated Tier 2 Notes due 2031 (£500 million)	—	—	—	500	500
3.369% Fixed Rate Reset Dated Subordinated Notes due 2041 (US$1,175 million)	—	—	—	380	380
	—	—	—	880	880
Repurchases and redemptions during the year[1]:
6.475% Non-cumulative Preference Shares callable 2024 (£186 million)	(8)	—	—	—	(8)
6.413% Non-cumulative Fixed to Floating Rate Preference Shares callable 2035 (US$750 million)	(182)	—	—	—	(182)
6.657% Non-cumulative Fixed to Floating Rate Preference Shares callable 2037 (US$750 million)	(157)	—	—	—	(157)
9.25% Non-cumulative Irredeemable Preference Shares (£300 million)	(79)	—	—	—	(79)
9.75% Non-cumulative Irredeemable Preference Shares (£100 million)	(14)	—	—	—	(14)
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)	—	(156)	—	—	(156)
Series 2 (US$500 million)	—	—	(94)	—	(94)
Series 3 (US$600 million)	—	—	(121)	—	(121)
Floating Rate Primary Capital Notes (US$250 million)	—	—	(24)	—	(24)
Series 1 (US$750 million)	—	—	(96)	—	(96)
9.375% Subordinated Bonds 2021 (£500 million)	—	—	—	(200)	(200)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)	—	—	—	(145)	(145)
6% Subordinated Notes 2033 (US$750 million)	—	—	—	(141)	(141)
	(440)	(156)	(335)	(486)	(1,417)
Foreign exchange movements	15	17	—	(56)	(24)
Other movements (cash and non-cash)	(49)	57	—	(600)	(592)
At 31 December 2021	488	1,661	174	10,785	13,108
Issuances in the year generated cash inflows of £499 million (2020: £nil); the repurchases and redemptions resulted in cash outflows of £1,056 million (2020: £3,874 million). Cash payments in respect of interest on subordinated liabilities in the year amounted to £1,303 million (2020: £1,095 million).
Certain of the above securities were issued or redeemed under exchange offers, which did not result in an extinguishment of the original financial liability for accounting purposes.
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. The Group has not had any defaults of principal, interest or other breaches with respect to its subordinated liabilities during 2021 (2020: none).